Business Acquisitions and Loss of Control (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 01, 2021 CAD ($) Share Year $ / shares	Jun. 01, 2021 CAD ($) Share Year $ / shares	Aug. 30, 2021 CAD ($) Share	Jul. 31, 2022 CAD ($) Share Year $ / shares	Jul. 31, 2021 CAD ($) Share Year $ / shares
Disclosure of detailed information about business combination [line items]
Risk free interest rate of options				0.98%	1.24%
Expected life of options (years) | Year				5	5
Expected volatility, share options granted				93.00%	85.00%
Exercise price of options granted | $ / shares				$ 6.84	$ 17.03
Lending of convertible debenture receivable				$ 0	$ 19,500
Net revenue				191,103	123,769
Net loss				(1,073,608)	(114,814)
48 North Cannabis Corp.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Exchange ratio	0.02366
Settlement of pre-existing debt	$ 5,000
Value of subordinated secured bridge loan	5,000
Fair value of subordinated secured bridge loan	$ 5,000
Net revenue				2,209
Net loss				26,634
Shares issued | Share	5,352,005
48 North Cannabis Corp. | Warrant reserves
Disclosure of detailed information about business combination [line items]
Volatility rate of warrants	101.00%
Stock price of warrants | $ / shares	$ 3.1
48 North Cannabis Corp. | Warrant reserves | Minimum
Disclosure of detailed information about business combination [line items]
Risk free rate of warrants	0.39%
Expected life of warrants	1 year
Exercise price of warrants | $ / shares	$ 6.34
48 North Cannabis Corp. | Warrant reserves | Maximum
Disclosure of detailed information about business combination [line items]
Risk free rate of warrants	0.53%
Expected life of warrants	3 years
Exercise price of warrants | $ / shares	$ 72.7
48 North Cannabis Corp. | Replacement Options
Disclosure of detailed information about business combination [line items]
Expected volatility, share options granted	101.00%
Stock price of options | $ / shares	$ 3.1
48 North Cannabis Corp. | Replacement Options | Minimum
Disclosure of detailed information about business combination [line items]
Risk free interest rate of options	0.31%
Expected life of options (years) | Year	0.16
Exercise price of options granted | $ / shares	$ 6.33
48 North Cannabis Corp. | Replacement Options | Maximum
Disclosure of detailed information about business combination [line items]
Risk free interest rate of options	0.51%
Expected life of options (years) | Year	2.59
Exercise price of options granted | $ / shares	$ 46.03
Redecan
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Working capital estimate			$ 4,500
Estimated surplus above working capital			2,173
Cash consideration held in escrow				5,000
Cultivation and processing license			$ 73,079
Percentage of decrease in valuation cultivation and processing license			10.00%
Decrease in valuation of cultivation and processing license			$ 18,300
Reduce valuation of cultivation and production ramp up			21,800
Cash transferred			402,173
Amount of cash consideration under purchase agreement			400,000
Value of accretive market share and product offerings price			$ 94,700
Percentage of forecasted royalty rate			10.00%
Amount of increase decrease in valuation of brand			$ 9,500
Know-how intangible asset			$ 27,337
Percentage of increase in estimated incremental margin			5.00%
Amount of estimated incremental margin of valuation of asset			$ 12,426
Net revenue				60,011
Net loss				5,699
Increase in net revenue based on management estimates if acquisition had occurred earlier				6,787
Increase in net loss based on management estimates if acquisition had occurred earlier				5,810
Total expensed commission and transaction costs				$ 22,636
Shares issued | Share			69,721,116	256,776
Zenabis Global Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Exchange ratio		0.01772
Lending of convertible debenture receivable		$ 19,500
Convertible debentures interest rate		8.00%
Settlement of pre-existing debt		$ 20,760
Cultivation and processing license		$ 28,914
Percentage of decrease in valuation cultivation and processing license		10.00%
Decrease in valuation of cultivation and processing license		$ 6,336
Reduce valuation of cultivation and production ramp up		$ 18,665
Net revenue					6,800
Net loss					1,513
Increase in net revenue based on management estimates if acquisition had occurred earlier					54,746
Increase in net loss based on management estimates if acquisition had occurred earlier					9,078
Total expensed commission and transaction costs					9,634
Share-based compensation					$ 3,614
Shares issued | Share		17,579,336			448,639
Deconsolidated amount of balance sheet				$ 82,000
Deconsolidated amount of cash				3,400
Deconsolidated amount of inventory and biological assets				29,600
Deconsolidated amount of property plant and equipment and assets held for sale				13,800
Deconsolidated amount of secured debenture of other assets and liabilities				55,500
Deconsolidated amount of other assets and liabilities				21,000
Gain on derecognition of net asset				25,000
Related party transactions				$ 1,763
Zenabis Global Inc | Warrant reserves
Disclosure of detailed information about business combination [line items]
Volatility rate of warrants		96.00%
Stock price of warrants | $ / shares		$ 8.61
Zenabis Global Inc | Warrant reserves | Minimum
Disclosure of detailed information about business combination [line items]
Risk free rate of warrants		0.31%
Expected life of warrants		3 months 25 days
Exercise price of warrants | $ / shares		$ 3.96
Zenabis Global Inc | Warrant reserves | Maximum
Disclosure of detailed information about business combination [line items]
Risk free rate of warrants		0.74%
Expected life of warrants		4 years 4 months 6 days
Exercise price of warrants | $ / shares		$ 151.24
Zenabis Global Inc | Replacement Options
Disclosure of detailed information about business combination [line items]
Expected volatility, share options granted		96.00%
Stock price of options | $ / shares		$ 8.61
Zenabis Global Inc | Replacement Options | Minimum
Disclosure of detailed information about business combination [line items]
Risk free interest rate of options		0.31%
Expected life of options (years) | Year		0.25
Exercise price of options granted | $ / shares		$ 2.54
Zenabis Global Inc | Replacement Options | Maximum
Disclosure of detailed information about business combination [line items]
Risk free interest rate of options		0.74%
Expected life of options (years) | Year		4.49
Exercise price of options granted | $ / shares		$ 234.7